Feb. 01, 2018
MassMutual RetireSMART Moderate Fund
MassMutual RetireSMARTSM Moderate Fund

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM Funds
Supplement dated November 1, 2018 to the
Prospectus dated February 1, 2018

This supplement provides new and additional information beyond that contained in the Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus, and any previous supplements.

Effective immediately, the following sentence replaces the seventh sentence of the first paragraph under the heading Principal Investment Strategies found in the supplement dated September 21, 2018 for the MassMutual RetireSMARTSM Moderate Fund in the section titled

Investments, Risks, and Performance:
Under normal circumstances, the Fund’s asset allocation between equity and fixed income funds is generally expected to vary by no more than plus or minus ten percentage points from this target asset allocation strategy.

 PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE